4. Bluestone Acquisition and Power-Save Sale (Tables)	9 Months Ended
Sep. 30, 2013
Bluestone Acquisition And Power-Save Sale
Schedule of supplemental cash flows information of assets acquired and liabilities assumed

The following information presents supplemental cash flows information of assets acquired and liabilities assumed in connection with the Bluestone Acquisition:

Twelve months Ended December 31, 2012
Notes receivable	$18,446
Inventories	65,565
Prepaid expenses and other	4,765
Property and equipment	48,406
Accounts payable	(181,172)
Notes payable	(19,217)
(63,207)
Plus, cash acquired	38,572
Total Bluestone Acquisition and Power Save Sale	$(24,635)

Schedule of supplemental cash flows information of assets given and liabilities released

The following information presents supplemental cash flows information of assets given and liabilities released in connection with the Power Save Sale:

Twelve months Ended December 31, 2012
Notes receivable	$(18,446)
Inventories	(65,565)
Prepaid expenses and other	(4,765)
Property and equipment	(48,406)
Accounts payable	180,103
Notes payable	19,217
62,138
Less, cash transferred in disposal	(20,642)
Total Power Save Sale	$41,496